Other Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Line Items]
Summary Of Other Liabilities
Other liabilities as of March 31, 2022 and December 31, 2021, consist of the following (in thousands):

	March 31, 2022	December 31, 2021
Software license agreement	$3,065	$4,211
Deferred revenue-non-current	1,505	1,574
Contingent consideration	200	—

Total	$4,770	$5,785

Other liabilities as of December 31, 2021 and 2020, consist of the following (in thousands):

	December 31,
	2021	2020
Software license agreements	$4,211	$234
Deferred revenue-non-current	1,574	2,001
Fair value of interest rate swaps	—	18,359
Deferred rent	—	4,461
Phantom stock incentive plan	—	3,217
Payroll tax deferment	—	3,152
Other	—	1,346

Total	$5,785	$32,770